SCHEDULE OF INVESTMENTS
Delaware Ivy ProShares MSCI ACWI Index Fund
(in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Consumer Discretionary – 0.2%
Aristocrat Leisure Ltd.	1		$33
Wesfarmers Ltd.	1		46
			79

Consumer Staples – 0.0%
Coles Group Ltd.	—	*	1
Endeavor Group Ltd.	1		5
Woolworths Ltd.	1		24
			30

Energy – 0.1%
Woodside Petroleum Ltd.	2		38

Financials – 0.5%
Australia and New Zealand Banking Group Ltd.	2		36
Commonwealth Bank of Australia	1		86
National Australia Bank Ltd.	3		53
Westpac Banking Corp.	3		46
			221

Health Care – 0.2%
CSL Ltd.	—	*	79
Sonic Healthcare Ltd.	1		25
			104

Industrials – 0.1%
Brambles Ltd.	2		17
Transurban Group	3		35
			52

Information Technology – 0.0%
Afterpay Ltd.(A)	—	*	19

Materials – 0.4%
BHP Group Ltd.(B)	3		76
BHP Group plc	2		58
Newcrest Mining Ltd.	2		32
			166

Real Estate – 0.4%
Dexus	4		36
Goodman Group	2		36
Mirvac Group	13		27
Scentre Group	16		37
			136

Total Australia - 1.9%			$845
Austria
Financials – 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	1		36

Total Austria - 0.1%			$36
Belgium
Consumer Staples – 0.1%
Anheuser-Busch InBev S.A./N.V.	—	*	30

Financials – 0.0%
KBC Group N.V.	—	*	22

Total Belgium - 0.1%			$52
Brazil
Consumer Discretionary – 0.1%
MercadoLibre, Inc.(A)	—	*	51

Energy – 0.1%
Petroleo Brasileiro S.A.	7		39

Financials – 0.3%
Banco Bradesco S.A.	10		34
Itau Unibanco Holdings S.A.	8		31
Itausa Investimentos Itau S.A.	20		32
			97

Materials – 0.1%
Vale S.A.	4		63

Total Brazil - 0.6%			$250
Canada
Communication Services – 0.1%
Rogers Communications, Inc., Class B	1		38
Shaw Communications, Inc., Class B	—	*	14
			52

Consumer Discretionary – 0.1%
Gildan Activewear, Inc.	—	*	11
lululemon athletica, Inc.(A)	—	*	37
Magna International, Inc.	—	*	29
			77

Consumer Staples – 0.2%
Alimentation Couche-Tard, Inc., Class B	1		30
Metro, Inc.	1		27
			57

Energy – 0.4%
Canadian Natural Resources Ltd.	1		33
Cenovus Energy, Inc.	2		19
Enbridge, Inc.	1		48
Pembina Pipeline Corp.	1		18
Suncor Energy, Inc.	2		43
TransCanada Corp.	1		37
			198

Financials – 1.0%
Bank of Montreal	—	*	43
Bank of Nova Scotia (The)	1		59
Brookfield Asset Management, Inc., Class A	1		51
Canadian Imperial Bank of Commerce	—	*	27
Manulife Financial Corp.	2		46
National Bank of Canada	—	*	17
Onex Corp.	—	*	11
Royal Bank of Canada	1		79
Sun Life Financial, Inc.	1		29
Toronto-Dominion Bank	1		77
			439

Industrials – 0.2%
Canadian National Railway Co.	—	*	60
Canadian Pacific Railway Ltd.	1		44
Thomson Reuters Corp.	—	*	10
WSP Global, Inc.	—	*	18
			132

Information Technology – 0.3%
CGI Group, Inc., Class A(A)	—	*	17
Constellation Software, Inc.	—	*	28
Nuvei Corp.(A)	—	*	3

Open Text Corp.	1		24
Shopify, Inc., Class A(A)	—	*	92
			164

Materials – 0.2%
Agnico-Eagle Mines Ltd.	1		30
Barrick Gold Corp.	2		38
CCL Industries, Inc., Class B	—	*	12
Franco-Nevada Corp.	—	*	26
Nutrien Ltd.(B)	1		40
			146

Real Estate – 0.1%
RioCan	3		55

Utilities – 0.2%
Algonquin Power & Utilities Corp.(B)	3		37
Fortis, Inc.	1		29
			66

Total Canada - 2.8%			$1,386
China
Communication Services – 0.6%
Baidu.com, Inc. ADR(A)	—	*	49
NetEase, Inc.	1		22
Tencent Holdings Ltd.	4		219
Tencent Music Entertainment Group ADR(A)	1		5
Weibo Corp. ADR(A)	—	*	8
			303

Consumer Discretionary – 1.4%
Alibaba Group Holding Ltd.(A)	10		160
ANTA Sports Products Ltd.	2		25
BYD Co. Ltd., H Shares	1		26
Geely Automobile Holdings Ltd.	8		23
Great Wall Motor Co. Ltd.	5		17
JD.com, Inc., Class A(A)	1		39
Li Auto, Inc. ADR(A)	1		27
Li Ning Co. Ltd.	2		23
Meituan Dianping, Class B(A)	3		90
NIO, Inc. ADR(A)	1		34
Pinduoduo, Inc. ADR(A)	1		32
Shenzhou International Group Holdings Ltd.	1		26
Xpeng, Inc. ADR(A)	1		28
YUM! Brands, Inc.	1		41
			591

Consumer Staples – 0.1%
China Mengniu Dairy Co. Ltd.	5		30

Energy – 0.0%
China Petroleum & Chemical Corp., H Shares	32		15

Financials – 0.7%
BOC Hong Kong (Holdings) Ltd., H Shares	67		24
China Cinda Asset Management Co. Ltd., H Shares	305		56
China Construction Bank Corp.	78		54
China Life Insurance Co. Ltd., H Shares	24		40

China Merchants Bank Co. Ltd., H Shares	4		34
CITIC Securities Co. Ltd., H Shares	9		25
Huatai Securities Co. Ltd., H Shares	20		33
Industrial and Commercial Bank of China Ltd., H Shares	44		25
Ping An Insurance (Group) Co. of China Ltd., H Shares	8		59
			350

Health Care – 0.1%
BeiGene Ltd. ADR(A)	—	*	23
WuXi AppTec Co. Ltd., H Shares	1		20
WuXi Biologics (Cayman), Inc.(A)	4		49
Zai Lab Ltd. ADR(A)	—	*	3
			95

Industrials – 0.1%
51job, Inc. ADR(A)	—	*	11
ZTO Express (Cayman), Inc. ADR	1		36
			47

Information Technology – 0.0%
Lightspeed Commerce, Inc.(A)	—	*	4
Sunny Optical Technology (Group) Co. Ltd.	1		20
			24

Utilities – 0.0%
ENN Energy Holdings Ltd.	1		16

Total China - 3.0%			$1,471
Denmark
Consumer Discretionary – 0.0%
Pandora Holding A.S.	—	*	15

Consumer Staples – 0.0%
Carlsberg Group	—	*	21

Health Care – 0.3%
Coloplast A/S, Class B	—	*	22
Genmab A.S.(A)	—	*	38
Novo Nordisk A/S, Class B	1		106
			166

Industrials – 0.2%
A.P. Moller - Maersk A/S	—	*	32
DSV Panalpina A/S	—	*	36
Vestas Wind Systems A/S	1		25
			93

Materials – 0.0%
Novozymes A/S, Class B	—	*	23

Utilities – 0.0%
Orsted A/S	—	*	23

Total Denmark - 0.5%			$341
Egypt
Financials – 0.1%
Commericial International Bank S.A.E. ADR(A)(B)	8		25

Total Egypt - 0.1%			$25
Finland
Consumer Staples – 0.0%
Kesko Oyj	—	*	14

Energy – 0.0%
Neste Oyj	—	*	24

Financials – 0.2%
Nordea Bank AB	3		38

Sampo plc, A Shares	1		38
			76

Industrials – 0.1%
Kone Oyj, Class B	1		37

Information Technology – 0.1%
Nokia Oyj	6		37

Materials – 0.1%
UPM-Kymmene Corp.	1		46

Total Finland - 0.5%			$234
France
Communication Services – 0.2%
Orange S.A.	3		37
Publicis Groupe S.A.	1		37
			74

Consumer Discretionary – 0.6%
EssilorLuxottica S.A.	—	*	39
Hermes International	—	*	35
LVMH Moet Hennessy - Louis Vuitton	—	*	126
Pinault-Printemps-Redoute S.A.	—	*	40
			240

Consumer Staples – 0.3%
Carrefour S.A.	1		11
Danone S.A.	1		37
L’Oreal	—	*	69
Pernod Ricard S.A.	—	*	48
			165

Energy – 0.1%
TotalEnergies SE	1		68

Financials – 0.3%
Axa S.A.	1		32
BNP Paribas S.A.	1		59
Credit Agricole Group	2		24
Societe Generale S.A.	1		35
			150

Health Care – 0.2%
Eurofins Scientific SE	—	*	17
Sanofi-Aventis	1		78
Sartorius Stedim Biotech S.A.	—	*	17
			112

Industrials – 0.7%
Airbus SE	—	*	49
Compagnie de Saint-Gobain	—	*	27
Legrand S.A.	—	*	34
Safran	—	*	37
Schneider Electric S.A.	—	*	56
Teleperformance SE	—	*	31
Vinci	—	*	31
			265

Information Technology – 0.2%
Cap Gemini S.A.	—	*	31
Dassault Systemes S.A.	1		30
			61

Materials – 0.2%
L Air Liquide S.A.	—	*	68

Utilities – 0.0%
Veolia Environnement S.A.	1		23

Total France - 2.8%			$1,226
Germany
Communication Services – 0.1%
Deutsche Telekom AG, Registered Shares	2		42

Consumer Discretionary – 0.4%
adidas AG	—	*	37

Bayerische Motoren Werke AG	—	*	42
Daimler AG	1		52
Delivery Hero SE(A)	—	*	23
Diamler AG(A)	—	*	14
Zalando SE(A)	—	*	32
			200

Financials – 0.3%
Allianz AG, Registered Shares	—	*	49
Deutsche Boerse AG	—	*	26
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	29
			104

Health Care – 0.2%
Bayer AG	1		42
Merck KGaA	—	*	25
Siemens Healthineers AG	—	*	17
			84

Industrials – 0.3%
Deutsche Post AG	1		43
Siemens AG	—	*	71
			114

Information Technology – 0.3%
Infineon Technologies AG	1		39
SAP AG	1		81
			120

Materials – 0.2%
BASF Aktiengesellschaft	1		49
Symrise AG	—	*	32
			81

Real Estate – 0.0%
Vonovia SE	1		29

Utilities – 0.1%
E.ON AG	2		27
RWE Aktiengesellschaft	1		29
			56

Total Germany - 1.9%			$830
Greece
Communication Services – 0.1%
Hellenic Telecommunications Organization S.A. ADR	2		20

Total Greece - 0.1%			$20
Hong Kong
Communication Services – 0.0%
HKT Trust and HKT Ltd.	6		8

Consumer Discretionary – 0.0%
Galaxy Entertainment Group	1		7

Financials – 0.4%
AIA Group Ltd.	9		92
Hong Kong Exchanges and Clearing Ltd.	1		71
			163

Industrials – 0.2%
Cheung Kong (Holdings) Ltd.	11		69
Jardine Matheson Holdings Ltd.	—	*	27
Techtronic Industries Co. Ltd.	1		29
			125

Real Estate – 0.3%
China Resources Land Ltd.	6		23
Link (The)	4		33

Sun Hung Kai Properties Ltd.	3		33
			89

Utilities – 0.2%
CLP Holdings Ltd.	3		34
Hong Kong & China Gas Co. Ltd.	22		34
Power Assets Holdings Ltd.	1		8
			76

Total Hong Kong - 1.1%			$468
India
Consumer Discretionary – 0.1%
Tata Motors Ltd. ADR(A)(B)	1		40

Energy – 0.2%
Reliance Industries Ltd. GDR(C)	1		92

Financials – 0.1%
ICICI Bank Ltd. ADR	3		68

Health Care – 0.2%
Dr. Reddy’s Laboratories Ltd. ADR	1		83

Industrials – 0.2%
Larsen & Toubro Ltd. GDR	3		69

Information Technology – 0.3%
Infosys Technologies Ltd. ADR	4		100
Wipro Ltd. ADR	5		44
			144

Materials – 0.1%
Vedanta Ltd. ADR	2		44

Total India - 1.2%			$540
Indonesia
Communication Services – 0.0%
PT Telekom Indonesia Tbk	3		1

Consumer Discretionary – 0.1%
PT Astra International Tbk	63		25

Financials – 0.2%
Bank Central Asia Tbk PT	57		29
PT Bank Mandiri (Persero) Tbk	48		24
PT Bank Rakyat Indonesia	109		31
			84

Total Indonesia - 0.3%			$110
Ireland
Consumer Discretionary – 0.1%
Flutter Entertainment plc(A)	—	*	52

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	36

Health Care – 0.2%
Medtronic plc	1		75

Industrials – 0.1%
Kingspan Group plc	—	*	2
Trane Technologies plc	—	*	34
			36

Information Technology – 0.3%
Accenture plc, Class A	—	*	139

Total Ireland - 0.8%			$338
Israel
Information Technology – 0.0%
NICE Systems Ltd. ADR(A)	—	*	20
SolarEdge Technologies, Inc.(A)	—	*	20
			40

Total Israel - 0.0%			$40
Italy
Consumer Discretionary – 0.2%
Ferrari N.V.	—	*	58
Moncler S.p.A.	—	*	19
Stellantis N.V.	3		55
			132

Energy – 0.1%
Eni S.p.A.	2		27

Financials – 0.2%
Assicurazioni Generali S.p.A.	1		19
Banca Intesa S.p.A.	15		38
FinecoBank S.p.A.	1		20
UniCredit S.p.A.	2		38
			115

Utilities – 0.1%
ENEL S.p.A.	4		33

Total Italy - 0.6%			$307
Japan
Communication Services – 0.5%
KDDI Corp.	2		49
Nintendo Co. Ltd.	—	*	48
Nippon Telegraph and Telephone Corp.	2		44
SoftBank Corp.	3		40
SoftBank Group Corp.	1		43
			224

Consumer Discretionary – 1.1%
Denso Corp.	—	*	35
Fast Retailing Co. Ltd.	—	*	32
Honda Motor Co. Ltd.	1		37
Nitori Co. Ltd.	—	*	27
Oriental Land Co. Ltd.	—	*	48
Panasonic Corp.	2		20
Sony Group Corp.	1		105
Toyota Motor Corp.	7		135
			439

Consumer Staples – 0.6%
Ajinomoto Co., Inc.	1		29
Asahi Breweries Ltd.	1		31
Kao Corp.	—	*	8
Kirin Brewery Co. Ltd.(B)	3		45
Seven & i Holdings Co. Ltd.	1		33
Shiseido Co. Ltd.	—	*	27
Unicharm Corp.	1		33
			206

Financials – 0.8%
Dai-ichi Mutual Life Insurance Co. (The)	1		24
Daiwa Securities Group, Inc.	3		18
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	8		44
Mizuho Financial Group, Inc.	3		38
MS&AD Insurance Group Holdings, Inc.	1		38
ORIX Corp.	2		30
Sompo Holdings, Inc.	1		31
Sumitomo Mitsui Financial Group, Inc.	1		40
Tokio Marine Holdings, Inc.	1		43
			306

Health Care – 0.7%
Astellas Pharma, Inc.	2		38
Daiichi Sankyo Co. Ltd.	2		43
Hoya Corp.	—	*	41
M3, Inc.	1		31
Olympus Corp.	1		22
Otsuka Holdings Co. Ltd.	1		41
Sysmex Corp.	—	*	29
Takeda Pharmaceutical Co. Ltd.	2		54

Terumo Corp.	1		23
			322

Industrials – 1.5%
Central Japan Railway Co.	—	*	34
Daikin Industries Ltd.	—	*	41
East Japan Railway Co.	1		44
FANUC Ltd.	—	*	46
Hitachi Ltd.	1		37
ITOCHU Corp.	1		32
Mitsubishi Corp.	1		41
Mitsubishi Electric Corp.	3		40
Mitsui & Co. Ltd.	1		34
Nidec Corp.	—	*	45
Nihon M&A Center, Inc.	1		22
Recruit Holdings Co. Ltd.	1		58
Secom Co. Ltd.	1		51
SMC Corp.	—	*	30
Sumitomo Corp.	2		35
Toshiba Corp.	1		26
			616

Information Technology – 1.1%
Advantest Corp.	—	*	32
Canon, Inc.(B)	1		35
FUJIFILM Holdings Corp.	—	*	21
Fujitsu Ltd.	—	*	26
Keyence Corp.	—	*	87
Kyocera Corp.	1		40
Lasertec Corp.	—	*	21
Murata Manufacturing Co. Ltd.	1		48
OBIC Co. Ltd.	—	*	30
Shimadzu Corp.	—	*	18
TDK Corp.	1		45
Tokyo Electron Ltd.	—	*	66
			469

Materials – 0.2%
Mitsubishi Chemical Holdings Corp.	4		30
Shin-Etsu Chemical Co. Ltd.	—	*	48
			78

Real Estate – 0.2%
Daiwa House Industry Co. Ltd.	1		26
Japan Real Estate Investment Corp.	—	*	45
Mitsui Fudosan Co. Ltd.	1		28
Nippon Building Fund, Inc.	—	*	23
			122

Total Japan - 6.7%			$2,782
Luxembourg
Materials – 0.1%
ArcelorMittal	1		30

Total Luxembourg - 0.1%			$30
Macau
Consumer Discretionary – 0.0%
Sands China Ltd.	4		8

Total Macau - 0.0%			$8
Malaysia
Consumer Staples – 0.0%
Nestle (Malaysia) Berhad	1		20

Financials – 0.0%
Malayan Banking Berhad	10		20

Materials – 0.1%
Press Metal Aluminum Holdings Berhad	25		35

Total Malaysia - 0.1%			$75

Mexico
Communication Services – 0.1%
America Movil S.A.B. de C.V., Series L	39		41

Consumer Staples – 0.1%
Fomento Economico Mexicano S.A.B. de C.V.	4		31

Financials – 0.1%
Grupo Financiero Banorte S.A.B. de C.V.	4		29

Materials – 0.1%
Grupo Mexico S.A.B. de C.V.	6		27

Total Mexico - 0.4%			$128
Netherlands
Communication Services – 0.1%
Universal Music Group N.V.	1		20

Consumer Discretionary – 0.2%
Prosus N.V.	1		93

Consumer Staples – 0.2%
Heineken N.V.	—	*	33
Koninklijke Ahold Delhaize N.V.	1		41
			74

Energy – 0.2%
Royal Dutch Shell plc, Class A	2		50
Royal Dutch Shell plc, Class B	2		50
			100

Financials – 0.1%
ING Groep N.V., Certicaaten Van Aandelen	3		37

Health Care – 0.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	1		36

Industrials – 0.1%
Wolters Kluwer N.V.	—	*	30

Information Technology – 0.6%
Adyen N.V.(A)	—	*	39
ASML Holding N.V., Ordinary Shares	—	*	191
NXP Semiconductors N.V.	—	*	55
			285

Materials – 0.2%
Akzo Nobel N.V.	—	*	32
Koninklijke DSM N.V.	—	*	42
			74

Total Netherlands - 1.8%			$749
New Zealand
Communication Services – 0.0%
Spark New Zealand Ltd. ADR(B)	1		16

Total New Zealand - 0.0%			$16
Norway
Energy – 0.1%
Equinor ASA	1		29

Financials – 0.1%
DNB ASA	2		37

Total Norway - 0.2%			$66

Philippines
Financials – 0.0%
Bank of the Philippine Islands	12		22

Total Philippines - 0.0%			$22
Poland
Energy – 0.1%
Polski Koncern Naftowy Orlen S.A.	2		28

Financials – 0.1%
Powszechny Zaklad Ubezpieczen S.A.	6		52

Total Poland - 0.2%			$80
Romania
Real Estate – 0.1%
NEPI Rockcastle plc	5		33

Total Romania - 0.1%			$33
Russia
Communication Services – 0.1%
Mobile TeleSystems OJSC ADR	6		47

Energy – 0.2%
OAO Novatek GDR	—	*	26
Open Joint Stock Co. Gazprom ADR	4		39
PJSC LUKOIL ADR	—	*	31
			96

Financials – 0.1%
Sberbank of Russia PJSC ADR	2		32

Materials – 0.1%
MMC Norilsk Nickel PJSC ADR	1		38

Total Russia - 0.5%			$213
Singapore
Communication Services – 0.2%
Sea Ltd. ADR(A)	—	*	42
Singapore Telecommunications Ltd.	26		44
			86

Consumer Staples – 0.0%
Wilmar International Ltd.	2		8

Financials – 0.2%
DBS Group Holdings Ltd.	1		36
Oversea-Chinese Banking Corp. Ltd.	3		23
Singapore Exchange Ltd.	6		43
United Overseas Bank Ltd.	1		23
			125

Real Estate – 0.0%
CapitaLand Investment Ltd.(A)	7		18

Total Singapore - 0.4%			$237
South Africa
Communication Services – 0.1%
MTN Group Ltd.	3		29
Naspers Ltd., Class N	—	*	29
			58

Financials – 0.1%
Capitec Bank Holdings Ltd.	—	*	15
FirstRand Ltd.	8		31
			46

Materials – 0.0%
Mondi plc	1		21

Total South Africa - 0.2%			$125

South Korea
Communication Services – 0.2%
Kakao Corp.	—	*	28
Naver Corp.(A)	—	*	36
			64

Consumer Discretionary – 0.2%
Hyundai Motor Co.	—	*	39
LG Electronics, Inc.	—	*	38
			77

Consumer Staples – 0.0%
Korea Tobacco & Ginseng Corp.	—	*	4

Financials – 0.3%
Hana Financial Group, Inc.	1		34
KB Financial Group, Inc.	1		31
Shinhan Financial Group Co. Ltd.	1		32
			97

Health Care – 0.1%
Celltrion, Inc.	—	*	34

Industrials – 0.1%
Korean Air Lines Co. Ltd.(A)	1		29

Information Technology – 0.6%
Samsung Electronics Co. Ltd.	3		201
Samsung SDI Co. Ltd.	—	*	31
SK Hynix, Inc.	—	*	47
			279

Materials – 0.1%
LG Chem Ltd.(A)	—	*	29
POSCO	—	*	31
			60

Total South Korea - 1.6%			$644
Spain
Communication Services – 0.1%
Cellnex Telecom SAU	—	*	15
Telefonica S.A.(A)(B)	6		26
			41

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	1		29

Financials – 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	6		34
Banco Santander S.A.	13		43
			77

Industrials – 0.0%
Ferrovial S.A.	—	*	—*

Information Technology – 0.1%
Amadeus IT Holding S.A.	—	*	32

Utilities – 0.1%
Iberdrola S.A.	4		42

Total Spain - 0.6%			$221
Sweden
Consumer Discretionary – 0.1%
Evolution Gaming Group AB	—	*	28

Consumer Staples – 0.0%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	1		28

Financials – 0.2%
EQT AB	—	*	15
Investor AB, B Shares	1		38
Skandinaviska Enskilda Banken AB, Series A	2		25

Svenska Handelsbanken AB, Class A	2		21
Swedbank AB	1		20
			119

Industrials – 0.2%
AB Volvo, Class B	1		33
Assa Abloy AB, Class B	1		24
Atlas Copco AB, Class A	1		54
Epiroc AB, Class A	1		21
Sandvik AB	1		25
			157

Information Technology – 0.2%
Hexagon AB, Class B	2		30
Telefonaktiebolaget LM Ericsson, B Shares	3		33
			63

Total Sweden - 0.7%			$395
Switzerland
Consumer Discretionary – 0.2%
Compagnie Financiere Richemont S.A.	—	*	46
Swatch Group Ltd. (The), Bearer Shares	—	*	34
			80

Consumer Staples – 0.5%
Nestle S.A., Registered Shares	2		220

Financials – 0.4%
Chubb Ltd.	—	*	48
Credit Suisse Group AG, Registered Shares	3		26
Julius Baer Group Ltd.	—	*	16
Partners Group Holding AG	—	*	33
Swiss Re Ltd.	—	*	20
UBS Group AG	2		38
Zurich Financial Services, Registered Shares	—	*	38
			219

Health Care – 0.8%
Alcon, Inc.	—	*	39
Lonza Group Ltd., Registered Shares	—	*	48
Novartis AG, Registered Shares	1		106
Roche Holdings AG, Genusscheine	—	*	172
Straumann Holding AG	—	*	25
			390

Industrials – 0.3%
ABB Ltd.	1		43
Ferguson plc	—	*	22
Geberit AG, Registered	—	*	32
Schindler Holding AG	—	*	14
SGS S.A.	—	*	37
			148

Information Technology – 0.2%
Logitech International S.A., Registered Shares	—	*	26
STMicroelectronics N.V.	1		28
			54

Materials – 0.3%
Givaudan S.A., Registered Shares	—	*	58
Glencore International plc	7		37
Holcim Ltd.	—	*	24
Sika AG	—	*	35
			154

Total Switzerland - 2.7%			$1,265

Taiwan
Communication Services – 0.0%
Chunghwa Telecom Co. Ltd.	3		13

Consumer Staples – 0.1%
Uni-President Enterprises Corp.	22		55

Financials – 0.2%
Cathay Financial Holding Co. Ltd.	8		19
Chinatrust Financial Holding Co. Ltd.	41		38
Fubon Financial Holding Co. Ltd.	14		39
			96

Industrials – 0.0%
Airtac International Group	—	*	4

Information Technology – 1.2%
Advanced Semiconductor Engineering, Inc.	7		29
Delta Electronics, Inc.	3		26
Hon Hai Precision Industry Co. Ltd.	14		53
MediaTek, Inc.	1		64
Novatek Microelectronics Corp.	1		19
Taiwan Semiconductor Manufacturing Co. Ltd.	16		358
United Microelectronics Corp.	14		32
			581

Materials – 0.4%
China Steel Corp.	21		27
Formosa Chemicals & Fiber Corp.	15		43
Formosa Plastics Corp.	8		31
Nan Ya Plastics Corp.	15		46
			147

Total Taiwan - 1.9%			$896
Thailand
Consumer Staples – 0.1%
CP ALL plc	26		46

Energy – 0.0%
PTT Public Co. Ltd.	14		16

Financials – 0.1%
Bangkok Bank Public Co. Ltd.	66		46

Total Thailand - 0.2%			$108
Turkey
Communication Services – 0.1%
Turkcell Iletisim Hizmetleri A.S.	10		37

Financials – 0.0%
Akbank T.A.S. ADR	6		6

Total Turkey - 0.1%			$43
United Kingdom
Communication Services – 0.2%
Vodafone Group plc	25		38
WPP Group plc	3		40
			78

Consumer Discretionary – 0.2%
Aptiv plc(A)	—	*	34
Burberry Group plc	1		13
Compass Group plc	2		38
Persimmon plc	1		24
			109

Consumer Staples – 0.7%
British American Tobacco plc	2		56

Diageo plc	1		76
Reckitt Benckiser Group plc	1		49
Tesco plc	10		38
Unilever plc	1		78
			297

Energy – 0.1%
BP plc	13		57

Financials – 0.9%
3i Group plc	1		29
Aon plc	—	*	38
Aviva plc	3		18
Barclays plc	10		26
HSBC Holdings plc	12		72
Lloyds Banking Group plc	50		32
London Stock Exchange Group plc, New Ordinary Shares	—	*	26
Prudential plc	2		30
Standard Chartered plc	3		21
Standard Life Aberdeen plc	4		12
Willis Towers Watson plc	—	*	33
			337

Health Care – 0.4%
AstraZeneca plc	1		133
GlaxoSmithKline plc	3		67
Hikma Pharmaceuticals plc	—	*	6
			206

Industrials – 0.3%
Ashtead Group plc	—	*	27
BAE Systems plc	4		26
Experian plc	1		30
IHS Markit Ltd.	—	*	28
RELX plc	1		33
Rolls-Royce Group plc(A)	4		7
			151

Materials – 0.5%
Anglo American plc	1		46
Croda International plc	—	*	30
Linde plc	—	*	105
Rio Tinto Ltd.	—	*	24
Rio Tinto plc	1		50
			255

Utilities – 0.1%
National Grid plc	2		30

Total United Kingdom - 3.4%			$1,520
United States
Communication Services – 5.9%
Activision Blizzard, Inc.	—	*	31
Alphabet, Inc., Class A(A)	—	*	501
Alphabet, Inc., Class C(A)	—	*	506
AMC Entertainment Holdings, Inc., Class A(A)(B)	—	*	13
AT&T, Inc.	4		108
Cable One, Inc.	—	*	5
Charter Communications, Inc., Class A(A)	—	*	54
Comcast Corp., Class A	2		122
Electronic Arts, Inc.	—	*	25
Facebook, Inc., Class A(A)	1		472
Fox Corp., Class A	1		22
IAC/InterActiveCorp(A)	—	*	13
Interpublic Group of Cos., Inc. (The)	1		44
Liberty Broadband Corp.(A)	—	*	34
Live Nation, Inc.(A)	—	*	28
Match Group, Inc.(A)	—	*	35
Netflix, Inc.(A)	—	*	143
Omnicom Group, Inc.	—	*	36
Pinterest, Inc., Class A(A)	1		27
Roku, Inc.(A)	—	*	31
Snap, Inc., Class A(A)	1		36
T-Mobile U.S., Inc.(A)	—	*	40
Twitter, Inc.(A)	1		33

Verizon Communications, Inc.	2		121
Walt Disney Co. (The)(A)	1		149
			2,629

Consumer Discretionary – 7.4%
Airbnb, Inc., Class A(A)	—	*	39
Amazon.com, Inc.(A)	—	*	967
AutoZone, Inc.(A)	—	*	29
Bath & Body Works, Inc.	—	*	26
Best Buy Co., Inc.	—	*	18
Booking Holdings, Inc.(A)	—	*	65
Burlington Stores, Inc.(A)	—	*	25
Caesars Entertainment, Inc.(A)	—	*	24
CarMax, Inc.(A)	—	*	20
Carvana Co.(A)	—	*	24
Chipotle Mexican Grill, Inc., Class A(A)	—	*	33
D.R. Horton, Inc.	—	*	42
Darden Restaurants, Inc.	—	*	29
Dollar General Corp.	—	*	38
Dollar Tree, Inc.(A)	—	*	30
Domino’s Pizza, Inc.	—	*	25
DoorDash, Inc., Class A(A)	—	*	12
DraftKings, Inc., Class A(A)	—	*	9
eBay, Inc.	—	*	29
Etsy, Inc.(A)	—	*	24
Expedia, Inc.(A)	—	*	34
Ford Motor Co.	3		52
Garmin Ltd.	—	*	19
General Motors Co.(A)	1		47
Hilton Worldwide Holdings, Inc.(A)	—	*	39
Home Depot, Inc. (The)	1		239
Lennar Corp.	—	*	39
Lowe’s Co., Inc.	—	*	107
Marriott International, Inc., Class A(A)	—	*	38
McDonalds Corp.	—	*	112
NIKE, Inc., Class B	1		119
O’Reilly Automotive, Inc.(A)	—	*	33
Pool Corp.	—	*	46
Ross Stores, Inc.	—	*	39
Royal Caribbean Cruises Ltd.(A)	—	*	32
Starbucks Corp.	1		78
Target Corp.	—	*	65
Tesla Motors, Inc.(A)	1		578
TJX Cos., Inc. (The)	1		55
Tractor Supply Co.	—	*	33
YUM! Brands, Inc.	—	*	32
			3,344

Consumer Staples – 3.4%
Altria Group, Inc.	1		51
Archer Daniels Midland Co.	—	*	26
Brown-Forman Corp., Class B	—	*	31
Church & Dwight Co., Inc.	—	*	33
Clorox Co. (The)	—	*	36
Coca-Cola Co. (The)	2		126
Colgate-Palmolive Co.	—	*	38
ConAgra Foods, Inc.	1		36
Constellation Brands, Inc.	—	*	35
Costco Wholesale Corp.	—	*	134
Estee Lauder Co., Inc. (The), Class A	—	*	48
General Mills, Inc.	—	*	29
Hershey Foods Corp.	—	*	32
Kellogg Co.	1		37
Keurig Dr Pepper, Inc.	—	*	17
Kimberly-Clark Corp.	—	*	35
Kraft Foods Group, Inc.	1		26
Kroger Co. (The)	—	*	21
McCormick & Co., Inc.	—	*	39
Mondelez International, Inc., Class A	1		53
Monster Beverage Corp.(A)	—	*	29
PepsiCo, Inc.	1		125

Philip Morris International, Inc.	1		82
Procter & Gamble Co. (The)	1		213
Sysco Corp.	—	*	28
Tyson Foods, Inc.	—	*	27
Walgreen Co.	1		28
Wal-Mart Stores, Inc.	1		120
			1,535

Energy – 1.7%
Cheniere Energy, Inc.	—	*	24
Chevron Corp.	1		121
ConocoPhillips	1		55
Devon Energy Corp.	1		35
EOG Resources, Inc.	—	*	36
Exxon Mobil Corp.	2		135
Kinder Morgan, Inc.	2		36
Marathon Petroleum Corp.	—	*	31
Occidental Petroleum Corp.	1		31
ONEOK, Inc.	—	*	28
Phillips 66	—	*	25
Pioneer Natural Resources Co.	—	*	37
Schlumberger Ltd.	1		43
Valero Energy Corp.	—	*	26
Williams Co., Inc. (The)	1		30
			693

Financials – 5.4%
Aflac, Inc.	—	*	24
Allstate Corp. (The)	—	*	22
American Express Co.	—	*	61
American International Group, Inc.	1		29
Ameriprise Financial, Inc.	—	*	26
Annaly Capital Management, Inc.	1		7
Arthur J. Gallagher & Co.	—	*	35
Bank of America Corp.	4		181
Bank of New York Mellon Corp. (The)	1		35
Berkshire Hathaway, Inc., Class B(A)	1		205
BlackRock, Inc., Class A	—	*	81
Blackstone Group, Inc. (The), Class A	—	*	47
Capital One Financial Corp.	—	*	36
Charles Schwab Corp. (The)	1		70
Chicago Board Options Exchange, Inc.	—	*	21
Citigroup, Inc.	1		69
Citizens Financial Group, Inc.	—	*	24
CME Group, Inc.	—	*	48
Discover Financial Services	—	*	26
Fifth Third Bancorp	1		28
First Republic Bank	—	*	24
FNF Group	—	*	7
Franklin Resources, Inc.	—	*	14
Goldman Sachs Group, Inc. (The)	—	*	74
Hartford Financial Services Group, Inc. (The)	—	*	28
Huntington Bancshares, Inc.	2		30
Intercontinental Exchange, Inc.	—	*	45
JPMorgan Chase & Co.	2		260
KeyCorp	1		19
KKR & Co.	—	*	30
M&T Bank Corp.	—	*	18
Marsh & McLennan Cos., Inc.	—	*	49
MetLife, Inc.	—	*	25
Moody’s Corp.	—	*	37
Morgan Stanley	1		79
MSCI, Inc., Class A	—	*	34
NASDAQ, Inc.	—	*	23
Northern Trust Corp.	—	*	22
PNC Financial Services Group, Inc. (The)	—	*	47
Progressive Corp. (The)	—	*	31

Prudential Financial, Inc.	—	*	22
Raymond James Financial, Inc.	—	*	15
Regions Financial Corp.	1		16
S&P Global, Inc.	—	*	66
State Street Corp.	—	*	25
SVB Financial Group(A)	—	*	27
Synchrony Financial	—	*	23
T. Rowe Price Group, Inc.	—	*	26
Travelers Co., Inc. (The)	—	*	34
Truist Financial Corp.	1		45
U.S. Bancorp	1		43
Wells Fargo & Co.	2		111
			2,424

Health Care – 8.1%
10x Genomics, Inc., Class A(A)	—	*	14
Abbott Laboratories	1		130
AbbVie, Inc.	1		130
Abiomed, Inc.(A)	—	*	17
Agilent Technologies, Inc.	—	*	36
Align Technology, Inc.(A)	—	*	39
Alnylam Pharmaceuticals, Inc.(A)	—	*	22
Amgen, Inc.	—	*	77
Anthem, Inc.	—	*	62
Avantor, Inc.(A)	1		28
Baxter International, Inc.	—	*	37
Becton Dickinson & Co.	—	*	43
Biogen, Inc.(A)	—	*	31
BioMarin Pharmaceutical, Inc.(A)	—	*	32
Bio-Rad Laboratories, Inc., Class A(A)	—	*	6
Boston Scientific Corp.(A)	1		46
Bristol-Myers Squibb Co.	1		89
Catalent, Inc.(A)	—	*	36
Centene Corp.(A)	—	*	38
Cerner Corp.	—	*	23
Cigna Corp.	—	*	44
CVS Caremark Corp.	1		75
Danaher Corp.	—	*	115
DexCom, Inc.(A)	—	*	39
Edwards Lifesciences Corp.(A)	—	*	50
Eli Lilly and Co.	—	*	129
Gilead Sciences, Inc.	1		57
HCA Holdings, Inc.	—	*	44
Hologic, Inc.(A)	—	*	28
Humana, Inc.	—	*	32
IDEXX Laboratories, Inc.(A)	—	*	43
Illumina, Inc.(A)	—	*	42
Intuitive Surgical, Inc.(A)	—	*	135
Johnson & Johnson	1		245
Laboratory Corp. of America Holdings(A)	—	*	40
McKesson Corp.	—	*	38
Merck & Co., Inc.	1		108
Mettler-Toledo International, Inc.(A)	—	*	36
Moderna, Inc.(A)	—	*	57
Molina Healthcare, Inc.(A)	—	*	23
Novavax, Inc.(A)(B)	—	*	10
PerkinElmer, Inc.	—	*	29
Pfizer, Inc.	3		179
Quintiles Transnational Holdings, Inc.(A)	—	*	44
Regeneron Pharmaceuticals, Inc.(A)	—	*	45
ResMed, Inc.	—	*	32
Seattle Genetics, Inc.(A)	—	*	32
STERIS plc	—	*	35
Stryker Corp.	—	*	49
TECHNE Corp.	—	*	37
Thermo Fisher Scientific, Inc.	—	*	140
UnitedHealth Group, Inc.	1		253
Veeva Systems, Inc., Class A(A)	—	*	31

Vertex Pharmaceuticals, Inc.(A)	—	*	53
Waters Corp.(A)	—	*	36
West Pharmaceutical Services, Inc.	—	*	34
Zimmer Holdings, Inc.	—	*	34
Zoetis, Inc.	—	*	70
			3,459

Industrials – 4.4%
3M Co.	—	*	58
AMETEK, Inc.	—	*	33
Boeing Co. (The)(A)	—	*	66
Carrier Global Corp.	—	*	25
Caterpillar, Inc.	—	*	62
Cintas Corp.	—	*	27
Copart, Inc.(A)	—	*	29
CoStar Group, Inc.(A)	—	*	30
CSX Corp.	1		47
Cummins, Inc.	—	*	31
Deere & Co.	—	*	56
Dover Corp.	—	*	33
Eaton Corp.	—	*	38
Emerson Electric Co.	—	*	32
Equifax, Inc.	—	*	28
Expeditors International of Washington, Inc.	—	*	24
Fastenal Co.	—	*	30
FedEx Corp.	—	*	42
Fortive Corp.	—	*	31
Generac Holdings, Inc.(A)	—	*	26
General Dynamics Corp.	—	*	26
General Electric Co.	1		58
Honeywell International, Inc.	—	*	79
Illinois Tool Works, Inc.	—	*	37
Ingersoll-Rand, Inc.	1		33
Jacobs Engineering Group, Inc.	—	*	17
Johnson Controls, Inc.	—	*	30
L3Harris Technologies, Inc.	—	*	25
Lockheed Martin Corp.	—	*	47
Nordson Corp.	—	*	34
Norfolk Southern Corp.	—	*	42
Northrop Grumman Corp.	—	*	29
Old Dominion Freight Line, Inc.	—	*	30
Otis Worldwide Corp.	—	*	25
PACCAR, Inc.	—	*	33
Parker Hannifin Corp.	—	*	32
Plug Power, Inc.(A)	—	*	12
Raytheon Technologies Corp.	1		71
Rockwell Automation, Inc.	—	*	26
Roper Industries, Inc.	—	*	28
Stanley Black & Decker, Inc.	—	*	39
Teledyne Technologies, Inc.(A)	—	*	14
TransDigm Group, Inc.(A)	—	*	27
TransUnion	—	*	20
Uber Technologies, Inc.(A)	1		35
Union Pacific Corp.	—	*	93
United Parcel Service, Inc., Class B	—	*	87
Verisk Analytics, Inc., Class A	—	*	29
Waste Connections, Inc.	—	*	55
Waste Management, Inc.	—	*	40
Xylem, Inc.	—	*	32
			1,933

Information Technology – 17.4%
Adobe, Inc.(A)	—	*	138
Advanced Micro Devices, Inc.(A)	1		101
Amphenol Corp., Class A	—	*	39
Analog Devices, Inc.	—	*	53
ANSYS, Inc.(A)	—	*	34
Apple, Inc.	10		1,848
Applied Materials, Inc.	1		84
Arista Networks, Inc.(A)	—	*	47
Autodesk, Inc.(A)	—	*	36

Automatic Data Processing, Inc.	—	*	57
Bentley Systems, Inc., Class B	—	*	11
Broadcom Corp., Class A	—	*	148
Broadridge Financial Solutions, Inc.	—	*	20
Cadence Design Systems, Inc.(A)	—	*	28
Ceridian HCM Holding, Inc.(A)	—	*	13
Cisco Systems, Inc.	2		141
Cloudflare, Inc., Class A(A)	—	*	20
Cognizant Technology Solutions Corp., Class A	—	*	28
Corning, Inc.	1		33
CrowdStrike Holdings, Inc., Class A(A)	—	*	34
Datadog, Inc., Class A(A)	—	*	32
DocuSign, Inc.(A)	—	*	28
Enphase Energy, Inc.(A)	—	*	26
EPAM Systems, Inc.(A)	—	*	31
F5 Networks, Inc.(A)	—	*	26
Fidelity National Information Services, Inc.	—	*	43
Fiserv, Inc.(A)	—	*	34
FleetCor Technologies, Inc.(A)	—	*	27
Fortinet, Inc.(A)	—	*	36
Gartner, Inc., Class A(A)	—	*	24
Global Payments, Inc.	—	*	39
Hewlett Packard Enterprise Co.	2		25
Hewlett-Packard Co.	1		32
HubSpot, Inc.(A)	—	*	20
Intel Corp.	2		118
International Business Machines Corp.	—	*	64
Intuit, Inc.	—	*	96
Juniper Networks, Inc.(A)	1		20
Keysight Technologies, Inc.(A)	—	*	33
KLA Corp.	—	*	36
Lam Research Corp.	—	*	61
Marvell Technology Group Ltd.	1		46
MasterCard, Inc., Class A	—	*	173
Microchip Technology, Inc.	1		61
Micron Technology, Inc.	1		66
Microsoft Corp.	4		1,463
MongoDB, Inc.(A)	—	*	34
Monolithic Power Systems, Inc.	—	*	34
Motorola Solutions, Inc.	—	*	26
NVIDIA Corp.	1		429
Okta, Inc.(A)	—	*	34
ON Semiconductor Corp.(A)	—	*	31
Oracle Corp.	1		91
Palantir Technologies, Inc.(A)	3		48
Palo Alto Networks, Inc.(A)	—	*	32
Paychex, Inc.	—	*	28
Paycom Software, Inc.(A)	—	*	18
PayPal, Inc.(A)	1		120
QUALCOMM, Inc.	1		117
salesforce.com, Inc.(A)	1		131
Seagate Technology	—	*	20
ServiceNow, Inc.(A)	—	*	74
Skyworks Solutions, Inc.	—	*	31
Snowflake, Inc., Class A(A)	—	*	66
Splunk, Inc.(A)	—	*	26
Square, Inc., Class A(A)	—	*	42
Synopsys, Inc.(A)	—	*	36
TE Connectivity Ltd.	—	*	30
Texas Instruments, Inc.	—	*	93
Trade Desk, Inc. (The), Class A(A)	—	*	36
Trimble Navigation Ltd.(A)	—	*	28
Twilio, Inc., Class A(A)	—	*	34
Visa, Inc., Class A	1		196

VMware, Inc., Class A(A)	—	*	14
Western Digital Corp.(A)	—	*	28
Workday, Inc., Class A(A)	—	*	37
Xilinx, Inc.	—	*	39
Zebra Technologies Corp., Class A(A)	—	*	28
Zoom Video Communications, Inc.(A)	—	*	33
Zscaler, Inc.(A)	—	*	23
			7,660

Materials – 1.6%
Air Products and Chemicals, Inc.	—	*	40
Albemarle Corp.	—	*	28
Ball Corp.	—	*	26
Celanese Corp., Series A	—	*	19
Corteva, Inc.	1		27
Dow, Inc.	1		32
DuPont De Nemours, Inc.	—	*	25
Ecolab, Inc.	—	*	39
FMC Corp.	—	*	31
Freeport-McMoRan Copper & Gold, Inc., Class B	1		42
International Flavors & Fragrances, Inc.	—	*	33
International Paper Co.	1		32
LyondellBasell Industries N.V., Class A	—	*	34
Martin Marietta Materials, Inc.	—	*	30
Mosaic Co. (The)	—	*	16
Newmont Corp.	—	*	30
Nucor Corp.	—	*	26
Packaging Corp. of America	—	*	38
PPG Industries, Inc.	—	*	30
Sherwin-Williams Co. (The)	—	*	51
Vulcan Materials Co.	—	*	30
			659

Real Estate – 1.9%
Alexandria Real Estate Equities, Inc.	—	*	27
American Tower Corp., Class A	—	*	73
AvalonBay Communities, Inc.	—	*	29
Boston Properties, Inc.	—	*	30
Camden Property Trust	—	*	45
CB Richard Ellis Group, Inc.(A)	—	*	23
Crown Castle International Corp.	—	*	51
Digital Realty Trust, Inc.	—	*	38
Duke Realty Corp.	—	*	28
Equinix, Inc.	—	*	43
Equity Lifestyle Properties, Inc.	1		45
Equity Residential	—	*	25
Extra Space Storage, Inc.	—	*	26
Healthpeak Properties, Inc.	1		36
Invitation Homes, Inc.	1		25
ProLogis, Inc.	—	*	71
Public Storage, Inc.	—	*	31
Realty Income Corp.	—	*	35
SBA Communications Corp.	—	*	39
Simon Property Group, Inc.	—	*	30
Sun Communities, Inc.	—	*	25
UDR, Inc.	—	*	28
Ventas, Inc.	1		29
Welltower, Inc.	—	*	27
Weyerhaeuser Co.	1		24
			883

Utilities – 1.3%
American Electric Power Co., Inc.	—	*	29
American Water Works Co., Inc.	—	*	28
Consolidated Edison, Inc.	—	*	28
Dominion Energy, Inc.	1		41

Duke Energy Corp.	—	*	42
Edison International	—	*	18
Entergy Corp.	—	*	37
Eversource Energy	—	*	21
Exelon Corp.	1		29
FirstEnergy Corp.	1		24
NextEra Energy, Inc.	1		99
PPL Corp.	1		32
Public Service Enterprise Group, Inc.	—	*	23
Sempra Energy	—	*	27
Southern Co. (The)	1		36
WEC Energy Group, Inc.	—	*	19
Xcel Energy, Inc.	—	*	33
			566

Total United States - 58.5%			$25,785

TOTAL COMMON STOCKS – 98.8%			$43,960
(Cost: $25,414)

PREFERRED STOCKS
Germany
Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	—	*	39

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	—	*	33

Total Germany - 0.2%			$72
South Korea
Information Technology – 0.1%
Samsung Electronics Co. Ltd.	1		42

Total South Korea - 0.1%			$42

TOTAL PREFERRED STOCKS – 0.3%			$114
(Cost: $91)

WARRANTS
Thailand – 0.0%
BTS Group Holdings Public Co. Ltd., Expires 12-29-29(D)	—	*	$—*
			—*

TOTAL WARRANTS – 0.0%			$—*
(Cost: $–)

SHORT-TERM SECURITIES
Money Market Funds(E) – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(F)	170		170

TOTAL SHORT-TERM SECURITIES – 0.4%			$170
(Cost: $170)

TOTAL INVESTMENT SECURITIES – 99.5%			$44,244
(Cost: $25,675)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%			201

NET ASSETS – 100.0%			$44,445

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $318 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $92 or 0.2% of net assets.

(D)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the annualized 7-day yield at December 31, 2021.

(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$3,469	$385		$—
Consumer Discretionary	4,691	1,025		—
Consumer Staples	2,313	594		—
Energy	1,357	163		—
Financials	4,564	1,513		—
Health Care	4,170	996		—
Industrials	2,862	1,176		—
Information Technology	8,564	1,607		—
Materials	1,556	659		—
Real Estate	1,214	151		—
Utilities	777	154		—
Total Common Stocks	$35,537	$8,423		$—
Preferred Stocks	—	114		—
Warrants	—	—	*	—
Short-Term Securities	170	—		—
Total	$35,707	$8,537		$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$25,675

Gross unrealized appreciation	19,233

Gross unrealized depreciation	(664)

Net unrealized appreciation	$18,569